INCOME TAXES - 10-K - Narrative (Details) - Private GRI $ in Thousands	Dec. 31, 2022 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 11,652
NOL carryforwards, subject to expiration	6,124
NOL carryforwards, not subject to expiration	5,528
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 11,966